Quarterly Holdings Report
for

Fidelity Advisor® International Capital Appreciation Fund

July 31, 2020

AICAP-QTLY-0920
1.804862.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Bailiwick of Jersey - 0.9%
Experian PLC	1,285,806	$44,913,356
Belgium - 0.9%
UCB SA	334,335	42,868,386
Bermuda - 0.9%
IHS Markit Ltd.	521,000	42,060,330
Brazil - 0.9%
BM&F BOVESPA SA	3,582,700	43,570,269
Canada - 5.8%
Canadian National Railway Co.	558,740	54,578,776
Canadian Pacific Railway Ltd.	175,400	48,237,783
Constellation Software, Inc.	39,980	47,290,390
Thomson Reuters Corp.	607,700	42,402,211
Waste Connection, Inc. (Canada)	418,230	42,745,669
Wheaton Precious Metals Corp. (a)	862,100	46,837,893

TOTAL CANADA		282,092,722

Cayman Islands - 8.4%
Alibaba Group Holding Ltd. sponsored ADR (b)	581,360	145,932,991
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	310,300	43,504,060
Shenzhou International Group Holdings Ltd.	3,372,800	40,254,442
TAL Education Group ADR (b)	618,600	48,355,962
Tencent Holdings Ltd.	1,909,800	131,008,873

TOTAL CAYMAN ISLANDS		409,056,328

China - 0.9%
Kweichow Moutai Co. Ltd. (A Shares)	178,500	42,946,048
Denmark - 3.4%
DSV A/S	346,744	47,554,779
Novo Nordisk A/S Series B	987,800	64,812,122
ORSTED A/S (c)	358,100	51,038,186

TOTAL DENMARK		163,405,087

Finland - 1.0%
Kone OYJ (B Shares)	616,635	48,840,796
France - 9.9%
Air Liquide SA	366,670	60,309,967
Dassault Systemes SA	254,300	46,161,069
Hermes International SCA	49,926	40,355,649
Kering SA	84,382	47,884,879
L'Oreal SA	174,620	58,607,337
LVMH Moet Hennessy Louis Vuitton SE	153,771	66,866,273
Pernod Ricard SA	288,200	49,564,838
Sanofi SA	621,500	65,255,666
SR Teleperformance SA	160,400	46,725,648

TOTAL FRANCE		481,731,326

Germany - 7.3%
Allianz SE	272,400	56,544,342
Deutsche Borse AG	252,800	46,037,678
Hannover Reuck SE	227,486	38,426,487
RWE AG	1,175,700	44,289,608
SAP SE	505,200	79,747,498
Symrise AG	348,800	43,572,653
Vonovia SE	739,000	48,034,469

TOTAL GERMANY		356,652,735

Hong Kong - 2.2%
AIA Group Ltd.	6,808,600	61,392,761
Techtronic Industries Co. Ltd.	4,164,500	43,497,190

TOTAL HONG KONG		104,889,951

India - 2.0%
HDFC Bank Ltd.	2,783,932	38,399,756
Reliance Industries Ltd.	2,082,600	57,460,524

TOTAL INDIA		95,860,280

Indonesia - 0.9%
PT Bank Central Asia Tbk	21,434,300	45,911,686
Ireland - 0.9%
Linde PLC	173,800	42,600,118
Italy - 2.0%
Enel SpA	6,303,400	57,742,453
Recordati SpA	746,700	39,791,985

TOTAL ITALY		97,534,438

Japan - 8.5%
Daikin Industries Ltd.	269,400	47,399,984
Hoya Corp.	489,400	48,174,843
Kao Corp.	597,635	43,354,854
Keyence Corp.	130,968	54,710,736
Nitori Holdings Co. Ltd.	196,900	43,098,323
Olympus Corp.	2,275,400	40,926,419
Recruit Holdings Co. Ltd.	1,377,700	42,978,521
Tokyo Electron Ltd.	182,700	50,556,251
Unicharm Corp.	938,700	42,192,949

TOTAL JAPAN		413,392,880

Korea (South) - 2.0%
Samsung Electronics Co. Ltd.	2,010,300	97,332,773
Netherlands - 4.1%
ASML Holding NV (Netherlands)	203,800	72,458,572
Ferrari NV	243,500	43,411,845
Wolters Kluwer NV	555,139	43,721,491
Yandex NV Series A (a)(b)	707,500	40,709,550

TOTAL NETHERLANDS		200,301,458

Portugal - 0.8%
Energias de Portugal SA	8,139,100	41,082,235
Energias de Portugal SA rights 8/3/20 (b)	3,070,200	311,746

TOTAL PORTUGAL		41,393,981

Spain - 2.2%
Cellnex Telecom SA (a)(c)	676,912	42,435,951
Cellnex Telecom SA rights 8/7/20 (a)(b)	676,912	2,830,658
Iberdrola SA	4,673,479	60,115,960

TOTAL SPAIN		105,382,569

Sweden - 2.8%
Atlas Copco AB (A Shares)	1,138,100	50,149,868
Hexagon AB (B Shares) (b)	720,583	46,680,365
Swedish Match Co. AB	544,300	41,719,975

TOTAL SWEDEN		138,550,208

Switzerland - 10.3%
Givaudan SA	11,585	47,642,212
Lonza Group AG	82,864	51,817,798
Nestle SA (Reg. S)	1,012,660	120,427,310
Partners Group Holding AG	46,680	44,977,766
Roche Holding AG (participation certificate)	277,340	96,058,530
Sika AG	228,997	50,203,814
Temenos Group AG	268,820	39,681,483
Zurich Insurance Group Ltd.	143,795	53,175,819

TOTAL SWITZERLAND		503,984,732

Taiwan - 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,676,000	125,976,788
United Kingdom - 6.5%
AstraZeneca PLC (United Kingdom)	646,200	71,391,975
Atlassian Corp. PLC (b)	244,900	43,261,585
Diageo PLC	1,631,554	59,699,632
London Stock Exchange Group PLC	436,200	48,182,188
Reckitt Benckiser Group PLC	579,488	58,105,047
RELX PLC (London Stock Exchange)	1,717,358	36,305,549

TOTAL UNITED KINGDOM		316,945,976

United States of America - 11.1%
Adobe, Inc. (b)	91,800	40,788,576
Alphabet, Inc. Class A (b)	27,820	41,394,769
Amazon.com, Inc. (b)	12,950	40,982,606
American Tower Corp.	157,100	41,064,369
Charter Communications, Inc. Class A (b)	75,700	43,906,000
Facebook, Inc. Class A (b)	169,300	42,946,331
MasterCard, Inc. Class A	131,050	40,432,857
MercadoLibre, Inc. (b)	38,500	43,297,870
Microsoft Corp.	197,800	40,550,978
Netflix, Inc. (b)	81,000	39,599,280
NextEra Energy, Inc.	151,912	42,641,698
NICE Systems Ltd. sponsored ADR (a)(b)	212,700	43,654,548
Visa, Inc. Class A	214,140	40,772,256

TOTAL UNITED STATES OF AMERICA		542,032,138

TOTAL COMMON STOCKS
(Cost $3,836,926,394)		4,830,227,359

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.14% (d)	32,694,084	32,703,893
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	67,686,316	67,693,084
TOTAL MONEY MARKET FUNDS
(Cost $100,393,707)		100,396,977
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $3,937,320,101)		4,930,624,336
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(61,690,353)
NET ASSETS - 100%		$4,868,933,983

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,474,137 or 1.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$376,925
Fidelity Securities Lending Cash Central Fund	137,589
Total	$514,514

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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